Inventory (Notes)	12 Months Ended
Dec. 31, 2019
Disclosure of inventories [Abstract]
Inventory	Inventory
Inventory held in the normal course of business, which includes coal, emission credits, parts and materials, and natural gas, is valued at the lower of cost and net realizable value. Inventory held for trading, which includes natural gas and emission credits and allowances, is valued at fair value less costs to sell.
The components of inventory are as follows:

As at Dec. 31	2019	2018
Parts and materials	108	113
Coal	130	108
Deferred stripping costs	6	7
Natural gas	3	4
Purchased emission credits	4	10
Total	251	242

The change in inventory is as follows:

Balance, Dec. 31, 2017	219
Net addition	20
Change in foreign exchange rates	3
Balance, Dec. 31, 2018	242
Net addition	12
Change in foreign exchange rates	(3)
Balance, Dec. 31, 2019	251

No inventory is pledged as security for liabilities.